UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (129.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.3%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	A+	$1,500,000	$1,530,525

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,100,000	1,159,279

Jefferson Cnty., Swr. Rev. Bonds, zero %, 10/1/46	BBB-	3,250,000	1,614,275

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,077,090

			5,381,169
Arizona (4.4%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa1	1,750,000	1,716,575

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	1,800,000	1,621,403
7 1/4s, 12/1/19	BB-/P	1,000,000	900,410

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	2,000,000	2,036,680

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,200,000	2,455,178

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	A3	1,950,000	2,140,749

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6s, 7/1/32	BB/F	200,000	195,204
(Choice Academies, Inc.), 5 5/8s, 9/1/42	BB+	315,000	270,790
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	675,000	603,106
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	905,000	870,900

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,073,264

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	2,000,000	2,234,160
5s, 12/1/32	A-	570,000	587,562

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,014,700

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,000,000	920,560

			18,641,241
Arkansas (0.3%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	840,000	846,577

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	405,000	406,531

			1,253,108
California (14.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	660,000	703,758
(O'Connor Woods), 5s, 1/1/33	A	600,000	617,454

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	500,000	483,415

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,105,000	1,083,320

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa2	1,000,000	1,086,759
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,098,110

CA Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5s, 11/21/45	Baa3	2,000,000	1,755,680
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,588,350

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	2,150,000	2,218,607

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	1,760,000	1,809,720

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	465,000	477,062

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,039,600
5s, 4/1/42	A1	2,000,000	2,085,560

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5s, 8/1/32	BB+	665,000	550,454

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,250,000	1,303,075
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,155,220

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	980,000	982,205

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	B+	560,000	415,005
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	1,000,000	947,530
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	3,000,000	3,183,690
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,000,000	1,027,470
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2	2,250,000	2,306,813

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,005,000	984,267
5s, 9/2/30	BB+/P	245,000	242,001

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	380,000	384,309

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	1,500,000	1,513,350

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	2,000,000	1,509,580
(Enhanced Asset), Ser. A, 5s, 6/1/30	A2	500,000	518,060
(Enhanced Asset), Ser. A, 5s, 6/1/29	A2	1,125,000	1,178,730

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/4s, 9/2/24	BBB+	500,000	498,720

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, 5s, 9/2/25	BBB+	830,000	904,825

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	400,000	402,632

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	919,320

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	800,000	884,576
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	528,450

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	901,332

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5s, 9/15/32	BBB	500,000	496,385

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	350,000	339,612

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	629,688

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	2,000,000	297,260
(Mission Bay), Ser. C, zero %, 8/1/38	BB+/P	2,000,000	423,560

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	250,000	269,538

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,630,000	1,725,877

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,169

U. of CA, Rev. bonds, Ser. AF, 5s, 5/15/36(T)	AA	7,000,000	7,577,185

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	250,000	257,340

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	390,473

			59,532,096
Colorado (3.5%)

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa2	500,000	533,125

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	823,244
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB/F	300,000	315,150
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	2,045,000	2,083,997
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	1,960,882
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	250,000	257,750
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,495,000	3,497,831
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	900,000	859,608
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,100,000	1,094,445

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	1,042,010

Plaza, Tax Assoc. Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	1,650,000	1,565,883

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	777,075

			14,811,000
Connecticut (0.3%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	B-/P	1,050,000	1,083,884

			1,083,884
Delaware (1.5%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	500,000	533,770
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,593,916

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.05s, 10/1/38	VMIG1	3,075,000	3,075,000

			6,202,686
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	A-	2,500,000	2,721,475
(Howard U.), Ser. A, 6 1/4s, 10/1/32	A-	1,000,000	1,099,560
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,076,590

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/F	7,500,000	721,050

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	1,865,200

			7,483,875
Florida (4.9%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/31	A1	1,000,000	1,023,210

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4 1/8s, 5/1/31	A-	500,000	438,225

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	2,000,140

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	400,000	410,212

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	260,000	273,182

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	604,758

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	872,120

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	CCC/P	350,000	298,956

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	450,000	485,105

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,199,560

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	847,837

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	1,075,000	1,010,952
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB+	1,500,000	1,522,065

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	500,000	444,285

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5s, 11/15/29	Baa2	1,000,000	1,004,860

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,034,880

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B/P	910,000	581,226

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,086,460

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	860,000	820,001

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	500,000	455,540

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	935,000	666,477

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	435,000	470,344

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	585,000	602,070

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31(FWC)	BB/P	800,000	809,064

			20,961,529
Georgia (3.3%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	2,500,000	2,857,275

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	B+	3,000,000	3,551,280

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	1,325,000	1,516,131

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	600,000	600,948

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	777,930
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,059,350
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,008,160

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	754,992

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,070,000	1,084,937

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	600,000	603,798

			13,814,801
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	200,000	195,454

			195,454
Hawaii (1.2%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B2	1,010,000	1,010,000

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	446,852
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,303,030
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	400,000	403,204

			5,163,086
Illinois (4.6%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	A+	2,000,000	2,008,980

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,624,000	1,642,221

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5s, 1/1/26	A2	2,595,000	2,698,904

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	345,758
5.4s, 3/1/16	B/P	78,000	80,101

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,807,815
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,000,000	2,181,000
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,187,327
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	1,500,000	1,464,555
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	1,010,320
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	598,050
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A-	1,575,000	1,584,071

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	95,494	68,780

IL State G.O. Bonds
5s, 3/1/34	A3	750,000	758,415
5s, 8/1/21	A3	750,000	846,720

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,175,727

			19,458,744
Indiana (2.5%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	734,963

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,014,460
5s, 2/1/29	BBB+	1,000,000	1,025,140

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	3,804,500

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,125,000	1,221,086
NATL, 5.6s, 11/1/16	A	700,000	751,485
Ser. A, NATL, 5.6s, 11/1/16	A	500,000	536,775

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B+/P	455,000	462,462

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,125,000	1,168,515

			10,719,386
Iowa (2.1%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,086,249
5s, 7/1/19	BB+	2,750,000	2,832,748

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	950,000	961,020

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,000,000	964,710
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	1,000,000	930,640

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB/P	1,180,000	1,187,151

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	986,150

			8,948,668
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	525,060

			525,060
Kentucky (1.8%)

Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.05s, 2/1/32	VMIG1	3,255,000	3,255,000

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	230,000	230,853
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	500,000	531,215
(Masonic Home Indpt. Living II), 7s, 5/15/30	BB-/P	500,000	535,150

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,100,000	1,138,268

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	900,000	825,561

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	522,920

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A-	700,000	737,380

			7,776,347
Louisiana (1.5%)

LA State Local Govt. Env. Facs. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6 3/4s, 11/1/32	BBB	2,200,000	2,355,892

Pub. Facs. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	939,490

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa1	750,000	692,745

Stadium & Exposition Dist. Rev. Bonds, Ser. A, 5s, 7/1/32	A3	2,145,000	2,246,544

			6,234,671
Maine (0.7%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	1,000,000	1,117,670

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	2,000,000	2,008,460

			3,126,130
Maryland (1.5%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	1,991,800

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	550,000	645,222

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,017,050

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB/P	400,000	405,144

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	599,970
5 7/8s, 5/1/21	BB/P	1,600,000	1,602,592

			6,261,778
Massachusetts (6.6%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	685,000	721,963

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	801,076
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	850,850	700,352
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	532,400	456,352
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	249,052
(Boston U.), 6s, 5/15/59	A1	500,000	564,595
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	200,000	201,908
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	64,813
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	805,000	818,234
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,727,539
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	561,220
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	2,726

MA State Dev. Fin. Agcy. 144A Rev. Bonds (Groves in Lincoln, Inc. (The)), Ser. B1, 7 1/4s, 6/1/16(F)	CCC/P	1,329,720	42,551

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,076,030

MA State Dev. Fin. Agcy. Solid Waste Disp. (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,050,000	1,291,857

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to maturity)	BB/P	600,000	616,404
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,550,000	2,550,969
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,084,590
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	330,776	33
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	950,000	987,297
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,620,060
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	466,457
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,140,656
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,596,975
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	229,820
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,420,620
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,247,344

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	885,000	888,965

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	775,868

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,631,115
5s, 7/1/41	A1	1,500,000	1,567,875

			28,105,316
Michigan (5.2%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,660,000	1,704,953

Flint, Hosp. Bldg. Auth. Rev. Bonds
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Ba1	210,000	210,107
Ser. A, 5 1/4s, 7/1/39	Ba1	750,000	606,413

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	280,000	279,980

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,195,505

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,160,000
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	1,600,000	1,657,008
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	2,565,000	2,505,953
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	755,000	799,515

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	1,250,000	1,349,950

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,624,253

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-	4,000,000	3,097,200

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	Baa2	1,480,000	1,548,080

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,190,740

			21,929,657
Minnesota (2.9%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,171,960

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	692,041

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	323,086

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	772,920

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,132,129

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5 1/4s, 9/1/30	B-/P	500,000	480,720
5 1/4s, 9/1/27	B-/P	750,000	742,088

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 7 1/2s, 1/1/39 (Prerefunded 1/1/16)	AAA/P	500,000	567,320

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	264,363
6 3/8s, 9/1/31	BBB-	250,000	264,178

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,350,000	1,376,028

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	1,125,000	1,050,154

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	1,500,000	1,510,530

			12,347,517
Mississippi (0.4%)

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,748,112

			1,748,112
Missouri (0.6%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,504,050

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A3	1,000,000	1,135,780

			2,639,830
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	505,875

			505,875
Nebraska (1.2%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	1,500,000	1,697,910

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	AA-/F	1,000,000	1,063,030

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.05s, 7/1/35	VMIG1	2,340,000	2,340,000

			5,100,940
Nevada (1.4%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	650,000	671,301
(Summerlin No. 151), 5s, 8/1/20	BB-/P	410,000	380,066
(Summerlin No. 151), 5s, 8/1/16	BB-/P	960,000	949,190

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	360,000	365,681
(No. T-18), 5s, 9/1/16	CCC/P	715,000	695,509

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/23	BB/P	445,000	452,601

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.05s, 6/1/42	VMIG1	2,500,000	2,500,000

			6,014,348
New Hampshire (1.7%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,136,480
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,393,656
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,909,913

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,817,215

			7,257,264
New Jersey (9.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	3,200,000	2,865,920

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,290,523
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,064,360
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BBB-/F	2,250,000	2,238,503
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,447,125

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	2,400,000	2,447,975
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33 (Prerefunded 7/1/14)	AAA/P	1,000,000	1,044,280
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,034,710
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	411,480
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	1,000,000	1,020,210
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,155,640
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B2	3,000,000	2,928,060
5s, 6/15/26	Baa1	500,000	529,380

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	795,431

NJ State Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	A-	1,750,000	1,775,900

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	2,774,148
Ser. D, 4 7/8s, 11/1/29	A1	700,000	732,039

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	1,000,000	1,029,430

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B2	5,000,000	3,692,900
4 3/4s, 6/1/34	B2	2,210,000	1,632,615
4 5/8s, 6/1/26	B1	2,000,000	1,731,200

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,518,020

			39,159,849
New Mexico (1.7%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	500,000	519,700
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	4,500,000	4,398,345
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A3	2,000,000	2,087,880

			7,005,925
New York (9.1%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28	B/P	600,000	608,424

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15	BB	850,000	850,476

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,782,382

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,100,000	1,000,087

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	1,500,000	1,619,805

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	2,915,000	3,099,315
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	3,137,266
(Jetblue Airways Corp.), 5s, 5/15/20	B	265,000	262,869

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+	10,000,000	10,883,078

NY State Dorm Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,500,000	1,612,350

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	703,105

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,409,379

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	3,800,000	3,812,540

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,085,370

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	180,000	177,494

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	1,250,000	1,248,713

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	615,000	610,455

			38,903,108
North Carolina (1.9%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	750,000	890,558

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,928,740
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,115,228

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	505,435
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,730,744
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	701,918
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,022,360

NC State Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	150,000	151,710

			8,046,693
Ohio (5.8%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	AA-	5,000,000	5,262,600

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	850,000	696,856
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,000,675
Ser. A-2, 5 7/8s, 6/1/30	B3	4,315,000	3,473,402
Ser. A-2, 5 3/4s, 6/1/34	B3	1,675,000	1,303,535

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	407,036

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	2,750,000	2,859,862

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29	A3	1,530,000	1,632,020

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	1,000,000	1,010,190

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,425,190

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A	2,000,000	2,123,140
(Kenyon College), 5s, 7/1/44	A1	800,000	814,880

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	900,000	853,371

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	500,000	601,170

			24,541,143
Oklahoma (1.1%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	685,000	698,296

OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds (Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	620,000	634,142

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,338,888
6 7/8s, 11/1/23	BB-/P	500,000	509,630

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.)
6 1/4s, 6/1/20	B+/P	500,000	502,500
Ser. B, 5 1/2s, 12/1/35	B+/P	1,250,000	1,184,550

			4,868,006
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	350,000	358,250

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	766,787

			1,125,037
Pennsylvania (6.0%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,010,500

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB-	2,000,000	2,095,360

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	800,000	726,976
5s, 5/1/35	Baa2	500,000	465,900
5s, 5/1/32	Baa2	200,000	189,662

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	600,000	538,866

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	630,169

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB/P	1,800,000	1,786,626

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	2,000,000	2,133,300

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	3,098,100

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	1,100,506

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32	A3	1,500,000	1,570,035

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	800,000	796,816

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,688,840

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	533,090
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,008,440
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	785,000	782,103
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	479,120

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	600,000	624,138

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	BBB+	1,000,000	1,017,720

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/14 (In default)(NON)	D/P	2,583,821	258

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	1,000,000	1,111,020

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,416,915

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	575,859

			25,380,319
Puerto Rico (0.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa3	1,000,000	746,880
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A	1,000,000	950,020

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A+	3,000,000	781,080

			2,477,980
Rhode Island (0.4%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB	1,490,000	1,490,015

			1,490,015
South Carolina (1.0%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	BBB	1,135,000	1,134,977

SC State Pub. Svc. Auth. Rev. Bonds (Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,314,940

			4,449,917
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,568,973

Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32 (Prerefunded 2/15/14)	AAA/P	1,000,000	1,001,680

			2,570,653
Texas (13.8%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,200,000	2,314,884

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	525,000	526,097

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 6s, 8/15/33	BBB	500,000	530,515

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	1,000,000	979,310

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.05s, 12/1/24	A-1+	4,720,000	4,720,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B2	500,000	500,640
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B2	2,500,000	2,500,525
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B2	6,185,000	6,178,443
Ser. A, 5s, 7/1/24	A	1,500,000	1,595,265

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	1,100,000	1,183,776
6 1/4s, 8/15/39	BBB	1,975,000	2,118,504

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	3,500,000	3,535,315

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	1,000,000	1,110,880
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,250,000	1,181,825

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/42	BBB-	670,000	675,213

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	1,947,380

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,122,700
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,838,970

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53	B/P	39,000	33,414
Ser. B, 6.15s, 11/15/49	B/P	749,000	638,320
Ser. A, 6.05s, 11/15/46	B/P	441,000	373,104
Ser. D, 6.05s, 11/15/46	B/P	76,000	64,299
Ser. A, 5.45s, 11/15/38	B/P	1,124,000	895,839
Ser. A, 5.15s, 11/15/27	B/P	593,000	514,505

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 5s, 10/1/21	BBB+	500,000	575,305

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.06s, 11/15/33	VMIG1	2,280,000	2,280,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	3,000,000	2,933,700
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	1,887,080
(Air Force Village), 5 1/8s, 5/15/27	BBB-/F	2,850,000	2,826,773

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5 1/4s, 8/15/42	BB+	1,000,000	867,620

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	2,000,000	2,209,100

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,289,060
(LBJ Infrastructure), 7s, 6/30/40	Baa3	2,500,000	2,765,150

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	350,000	357,413

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,532,220

TX State Trans. Comm. Tpk. Syst. Mandatory Put Bonds (2/15/15) (1st Tier), Ser. B, 1 1/4s, 8/15/42	A-	1,000,000	1,005,520

			58,608,664
Virginia (2.1%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	BB-/P	600,000	594,888

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), 5s, 10/1/22	BBB	1,000,000	1,020,960
(United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	636,025

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,193,975
4 7/8s, 7/1/21	BB/P	1,000,000	1,030,460

Route 460 Funding Corp. Toll Rd. Rev. Bonds (Sr. Lien), Ser. A, 5 1/8s, 7/1/49	Baa3	450,000	445,261

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	942,858
(Express Lanes, LLC), 5s, 7/1/34	BBB-	1,150,000	1,089,395

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	1,947,911

			8,901,733
Washington (3.0%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B+	300,000	272,391

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,526,450

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	1,275,000	1,320,325

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,561,840

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	406,248

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,097,120
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	1,500,000	1,463,520

			12,647,894
West Virginia (0.6%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	1,950,000	1,975,721

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	735,000	730,252

			2,705,973
Wisconsin (0.7%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	350,000	336,973

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,150,000	1,237,814
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,381,325

			2,956,112

Total municipal bonds and notes (cost $532,701,386)			$549,062,593

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		3,850,000	$3,850,693

Total preferred stocks (cost $3,850,000)			$3,850,693

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$4,682

Total common stocks (cost $1,273,945)			$4,682

TOTAL INVESTMENTS

Total investments (cost $537,825,331)(b)			$552,917,968

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $424,479,636.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $537,814,134, resulting in gross unrealized appreciation and depreciation of $29,558,790 and $14,454,956, respectively, or net unrealized appreciation of $15,103,834.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,920,210 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	40.9%
	Utilities	19.2
	Transportation	15.4
	Education	13.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $29,431,482 were held by the TOB trust and served as collateral for $13,511,272 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $1,857 for these investments based on an average interest rate of 0.06%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$4,682	$—	$—
Total common stocks	4,682	—	—
Municipal bonds and notes	$—	$549,062,593	$—
Preferred stocks	—	3,850,693	—

Totals by level	$4,682	$552,913,286	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014